                               - BT INVESTMENT FUNDS  -


--------------------------------------------------------------------------------

                                  GLOBAL HIGH YIELD
                                   SECURITIES FUND

--------------------------------------------------------------------------------


                                  SEMI-ANNUAL REPORT
                                  ------------------
                                      MARCH-1997

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



         LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . .  3

         GLOBAL HIGH YIELD SECURITIES FUND
            Statement of Assets and Liabilities. . . . . . . . . .  5
            Statement of Operations. . . . . . . . . . . . . . . .  5
            Statement of Changes in Net Assets . . . . . . . . . .  6
            Financial Highlights . . . . . . . . . . . . . . . . .  7
            Notes to Financial Statements. . . . . . . . . . . . .  8

         GLOBAL HIGH YIELD SECURITIES PORTFOLIO
            Schedule of Portfolio Investments. . . . . . . . . . .  9
            Statement of Assets and Liabilities. . . . . . . . . . 11
            Statement of Operations. . . . . . . . . . . . . . . . 11
            Statement of Changes in Net Assets . . . . . . . . . . 12
            Financial Highlights . . . . . . . . . . . . . . . . . 12
            Notes to Financial Statements. . . . . . . . . . . . . 13

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this semi-annual report for the Global High Yield Securities Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Global High Yield Securities Fund (the "Fund") had a total return of 7.76%* for the six months ended March 31, 1997, as compared to 4.14% for the Fund's benchmark and just 1.78% for the Lipper Global Income Average**. The benchmark is now calculated using the performances of three appropriate indices in the following proportions: J.P. Morgan Emerging Markets Bond Index, 1/3; Merrill Lynch High Yield Master Index, 1/3; and J.P. Morgan Global Government Bond Index, 1/3+. Since its inception on December 14, 1993, the Fund has returned 42.58% cumulatively, or 11.37% annualized. The Fund returned 19.26% for the year ended March 31, 1997.

MARKET ACTIVITY
Overall, spreads in the global high yield market continued to tighten in the fourth calendar quarter of 1996 as they had for much of the previous period, and then they widened out considerably at the end of the first quarter of 1997. Correspondingly, both the emerging markets and U.S. high yield markets posted strong returns in the first part of the Fund's semi-annual period and then were negatively impacted in March. The overriding influence was the increasing expectation that the U.S. Federal Reserve Board would raise interest rates to quell nascent inflation pressures. The Fed finally took action on March 25, 1997, increasing the Fed Funds rate by 0.25% to 5.50%.

                                      OBJECTIVE
         Seeks a high level of current income, with a secondary objective of capital appreciation, through investments in the global high yield debt markets.++

U.S. MARKET
In December, U.S. high yield market returns strongly outperformed U.S. Treasuries, and spreads tightened. By the end of 1996, the spread of the Merrill Lynch High Yield Master Index, which measures U.S. high yield securities, was close to all-time low levels. The increase in short-term interest rates by the Federal Reserve Board and the concern that the Fed will act again impacted U.S. high yield prices negatively at the end of March, as investors started discounting the effect of rate rises on cash flow growth and credit quality.

EMERGING MARKETS
The emerging markets' performance was definitely mixed during the Fund's semi-annual period. The Latin American markets performed well early in the period, with Brazil posting the strongest performance. But then, as investors focused on the rate increase by the U.S. Federal Reserve Board, the markets as a whole weakened. Local factors impacted as well. For example, Mexico was weaker, as investors' concerns about the decertification proceedings in the U.S. Congress dominated. Venezuelan debt was also weaker, primarily due to lower oil prices and substantial wage increases that dampened investor enthusiasm for the country. Argentina and Brazil outperformed the other major Latin debt markets based on anticipation of April 2 credit quality upgrades by Standard & Poor's.

                                INVESTMENT INSTRUMENTS
         Primarily high yield, non-investment grade debt securities issued in many of the world's securities markets.

Similarly, Eastern European issues performed strongly in 1996 and then weakened. In Russia, spreads widened as concerns over the timing of their debt restructuring closing outweighed positive political and economic news. The positive news included rising international reserves and the economic reform program taking another step forward when Yeltsin replaced most of his cabinet with pro-reformers. More potentially good news in the region included the International Monetary Fund announcement of a loan facility for Bulgaria, predicated on the establishment of a currency board, additional privatizations, and other economic reforms.

--------------------------------------------------------------------------------
                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                           BY COUNTRY AS OF MARCH 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
                                       [CHART]

                   China 4%                    Bulgaria 4%
                   South Africa 4%             Thailand 4%
                   Venezuela 5%                Indonesia 3%
                   Hong Kong 7%                Morocco 3%
                   Argentina 8%                Other 12%
                   Brazil 12%                  United States 21%
                                               Mexico 13%

The South African Financial & Industrial Index+ was down for the first part of the semi-annual period and up in the second part. The South African All Share Index+ performed poorly virtually throughout. The rand was up versus the dollar, gross reserves increased, and inflation remained high.

The Asian markets were generally lackluster. Spreads throughout the region widened, as the U.S. Treasury market sold off and weak U.S. -based holders of Asian securities sold their Asian positions.

INVESTMENT REVIEW
As indicated in our last report, the Fund is structured to outperform in down markets, and so it did. In fact, the Fund significantly outper-

------------------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+    Indexes are unmanaged, and investments cannot be made in an index.
++ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards. Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

LETTER TO SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------
formed both its benchmark and its category average. This was primarily due to strong corporate credit and individual issue selection as well as above-average asset allocation.

In the U.S. market, the Fund remained sheltered in higher quality issuers with limited downside potential. We also were invested in some of the lower rated, higher yielding zero coupon bonds, as we believe the liquidity-driven rally had caused some of the middle credit quality issues to become overvalued.

The Fund continued to hold Latin American positions, particularly in Mexico and Brazil, and to favor sovereign issues over corporates. In Eastern Europe, the Fund's Russian Vnesheconom loans performed particularly strongly, and we continued to find value in Bulgarian Brady bonds. The Fund's South African positions were down slightly in December due to the weaker equity market, however overall we outperformed the Indices due to strong capital appreciation from our Trans Zambezi and Sechaba positions. The Fund's Asian holdings were up slightly, with appreciation in selected positions offsetting the lackluster markets. In particular, the "Finance One 2% '01" convertible bonds in Thailand moved up as the company moved closer to completing its merger with Thai Danu Bank, a conservative local bank. With these bonds yielding substantially more than Treasuries, we believe that this will be one of our best investments in Asia.

MANAGER OUTLOOK
Going forward, we believe that the U.S. and emerging market high yield markets will continue to be highly influenced by the actions of the Federal Reserve Board. Since it is likely that the Fed will stay in its tightening phase through the spring and summer, we remain cautious for the near term. We intend to maintain our barbell approach to the U.S. market, i.e. overweighted in both the higher quality and lower rated issues, as we feel the middle range remains vulnerable to further price weakness. We would look to buy issues in this range only on a highly opportunistic basis.

For a number of reasons, we intend to use this same individual issue selection strategy for the emerging markets as well. First, any real or anticipated Federal Reserve Board action has an effect on the international markets. Second, we see specific opportunities in markets such as Poland, which was upgraded last year, and Romania, which remains on an investment-grade track. Third, there remain uncertainties over local elections in many parts of the world, which could cause near-term volatility.

We will, of course, continue to monitor economic conditions and how they affect the financial markets, as we seek a high level of current income, with capital appreciation as a secondary objective.

We value your ongoing support of the Global High Yield Securities Fund and look forward to continuing to serve your investment needs in the years ahead.

                               /s/ Stephen C. Friedheim
                                  /s/ David A. Reiss

                       Stephen C. Friedheim and David A. Reiss
                              PORTFOLIO MANAGERS OF THE
                        GLOBAL HIGH YIELD SECURITIES PORTFOLIO
                                    March 31, 1997

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL HIGH YIELD SECURITIES FUND AND THE BLENDED JP MORGAN EMERGING BOND/MERRILL LYNCH HIGH YIELD/JP MORGAN GLOBAL GOVERNMENT BOND INDEX SINCE DECEMBER 31, 1993.

                     -------------------------------------------
                             Total Return for the Period
                                 Ended March 31, 1997

                     Six months              Since 12/14/93*
                         7.76%                     42.58%
                             * The Fund's inception date.

                        Investment return and principal value
                     may fluctuate so that shares, when
                     redeemed, may be worth more or less
                     than their original cost.
                     -------------------------------------------

                                       [GRAPH]

                     Global High Yield Securities Fund - $14,216
                       JPM EMBI/ML High Yield/JPM GGB - $13,183

                              Dec-93    10000     10000
                              Mar-94     9870      9298
                              Jun-94     9711      9224
                              Sep-94    10259      9597
                              Dec-94     9694      9381
                              Mar-95     9128      9617
                              Jun-95    10207     10577
                              Sep-95    10699     10857
                              Dec-95    11496     11436
                              Mar-96    11920     11552
                              Jun-96    12346     11964
                              Sep-96    13192     12642
                              Dec-96    13953     13231
                              Mar-97    14216     13183

              Past performance is not indicative of future performance.

----------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investment in Global High Yield Securities Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . .   $    23,486,823
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,339
  Deferred Organization. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,835
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,671
                                                                                                                   ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,505,668
                                                                                                                   ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10,814
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,318
                                                                                                                   ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            31,132
                                                                                                                   ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    23,474,536
                                                                                                                   ---------------
                                                                                                                   ---------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    21,330,912
  Undistributed Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            52,045
  Undistributed Net Realized Gain from Investments and Foreign Currency Transactions . . . . . . . . . . . . . .           631,814
  Net Unrealized Appreciation on Investments and Foreign Currency Transactions . . . . . . . . . . . . . . . . .         1,459,765
                                                                                                                   ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    23,474,536
                                                                                                                   ---------------
                                                                                                                   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . .   $         11.10
                                                                                                                   ---------------
                                                                                                                   ---------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). .         2,115,036
                                                                                                                   ---------------
                                                                                                                   ---------------
----------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income Allocated from Global High Yield Securities Portfolio, net. . . . . . . . . . . . . . . . . . . . . . .   $       835,106
                                                                                                                   ---------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           104,655
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               996
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,568
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,442
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,367
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,755
                                                                                                                   ---------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           118,783
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (36,161)
                                                                                                                   ---------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            82,622
                                                                                                                   ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           752,484
                                                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) from:
     Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           974,553
     Foreign Currency Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (8,444)
  Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions . . . . . . . . . . . .          (188,803)
                                                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . .           777,306
                                                                                                                   ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     1,529,790
                                                                                                                   ---------------
                                                                                                                   ---------------

                     See Notes to Financial Statements on Page 8

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     FOR THE            FOR THE
                                                                                                    SIX MONTHS        YEAR ENDED
                                                                                                  ENDED MARCH 31,   SEPTEMBER 30,
                                                                                                       1997+             1996
                                                                                                 ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       752,484   $     1,566,619
  Net Realized Gain from Investment and Foreign Currency Transactions. . . . . . . . . . . . .           966,109           855,081
  Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions . . .          (188,803)        1,618,682
                                                                                                 ----------------  ---------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . . . .         1,529,790         4,040,382
                                                                                                 ----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,289,655)       (1,488,712)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . .          (489,931)               --
                                                                                                 ----------------  ---------------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,779,586)       (1,488,712)
                                                                                                 ----------------  ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,199,880        10,018,654
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           297,948           381,174
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (7,314,115)      (16,324,044)
                                                                                                 ----------------  ---------------
NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST. . . . . . . . . . . .         4,183,713        (5,924,216)
                                                                                                 ----------------  ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,933,917        (3,372,546)
                                                                                                 ----------------  ---------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,540,619        22,913,165
                                                                                                 ----------------  ---------------
End of Period (includes undistributed net investment income of $52,045 and $589,216,
 respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    23,474,536   $    19,540,619
                                                                                                 ----------------  ---------------
                                                                                                 ----------------  ---------------
--------------
+ Unaudited


                     See Notes to Financial Statements on Page 8

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data  for the periods indicated for the Global High Yield Securities Fund.

                                                                                                               FOR THE PERIOD
                                                                                  FOR THE YEAR ENDED         DECEMBER 14, 1993
                                                                FOR THE              SEPTEMBER 30,            (COMMENCEMENT OF
                                                             PERIOD ENDED      --------------------------      OPERATIONS) TO
                                                            MARCH 31, 1997+       1996            1995       SEPTEMBER 30, 1994
                                                           -----------------   ----------      ----------   --------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .          $11.20          $9.78           $10.29             $10.00
                                                              ----------       ---------       ----------        -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . .            0.33           0.87             0.77               0.31
  Net Realized and Unrealized Gain (Loss) on
   Investment and Foreign Currency Transactions. . . .            0.43           1.30            (0.41)             (0.02)
                                                              ----------       ---------       ----------        -----------
Total Income from Investment Operations. . . . . . . .            0.76           2.17             0.36               0.29
                                                              ----------       ---------       ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . .           (0.61)         (0.75)           (0.87)                --
  Net Realized Gain from Investment Transactions . . .           (0.25)            --               --                 --
                                                              ----------       ---------       ----------        -----------
TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . .           (0.86)         (0.75)           (0.87)                --
                                                              ----------       ---------       ----------        -----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .          $11.10         $11.20            $9.78             $10.29
                                                              ----------       ---------       ----------        -----------
                                                              ----------       ---------       ----------        -----------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .            7.76%         23.31%            4.28%              3.66%*

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . .          $23,475        $19,541          $22,913            $14,738
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .            6.83%*         8.04%            8.68%              5.44%*
    Expenses, including Expenses of the
     Global High Yield Securities Portfolio  . . . . .            1.50%*         1.50%            1.74%              1.75%*
    Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . . . . .            0.71%*         1.00%            0.87%              1.08%*

-------------------
+ Unaudited
* Annualized


                     See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Global High Yield Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 14, 1993. The Fund invests substantially all of its assets in the Global High Yield Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 99.99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. ORGANIZATION EXPENSES
Costs incurred by the Fund in connection with its organization and inital registration are being amortized evenly over a five year period.

D. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.95 of 1% of the Fund's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $104,655.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.50 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended March 31, 1997, expenses of the Fund have been reduced by $36,161.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:
                                  FOR THE                     FOR THE
                             SIX MONTHS ENDED                YEAR ENDED
                        MARCH 31, 1997 (UNAUDITED)       SEPTEMBER 30, 1996
                         --------------------------   -------------------------
                           SHARES        AMOUNT        SHARES         AMOUNT
                         -----------  -------------   -----------  ------------
Sold                       992,284   $ 11,199,880       955,647   $ 10,018,654
Reinvested                  27,026        297,948        43,268        381,174
Redeemed                  (649,005)    (7,314,115)   (1,596,653)   (16,324,044)
                         -----------  -------------   -----------  ------------
Net Increase (Decrease)    370,305   $  4,183,713      (597,738)  $ (5,924,216)
                         -----------  -------------   -----------  ------------
                         -----------  -------------   -----------  ------------

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                        DESCRIPTION                             VALUE
---------                      -----------                             -----
               CORPORATE DEBENTURES - 47.77%
               CANADA - 1.13%
$  250,000     Stone Consolidated, 10.25%, 12/15/00. . . . . .   $   264,375
                                                                  -------------

               CHINA - 3.58%
   500,000     AES China Generating Co., 10.125%, 12/15/06 . .       522,500
    50,000     Qingling Motors Ltd., 3.50%, 1/22/02. . . . . .        49,562
   250,000     Zhuhai Highway Co. Ltd., 11.50%, 7/01/08 (b). .       269,448
                                                                  -------------
                                                                     841,510
                                                                  -------------

               COLOMBIA - 2.66%
   500,000     Celcaribe SA, 0.00%, 3/15/04 (b) (c). . . . . .       625,000
                                                                  -------------

               HONG KONG - 4.19%
   500,000     Lai Fung Overseas Finance Ltd., 5.75%, 1/05/98.       455,000
   150,000     New World Infrastructure, 5.00%, 7/15/01. . . .       173,905
   250,000     Universal Robina, 8.375%, 12/19/06. . . . . . .       247,970
   100,000     Zhenhai Refining & Chemical Corp., 3.00%,
                12/19/03 . . . . . . . . . . . . . . . . . . .       106,000
                                                                  -------------
                                                                     982,875
                                                                  -------------

               INDONESIA - 3.23%
   500,000     Rapp International Finance, 13.25%, 12/15/05. .       505,000
   250,000     Tri Polyta Finance BV, 11.375%, 12/01/03. . . .       252,500
                                                                  -------------
                                                                     757,500
                                                                  -------------
               MALAYSIA - 0.86%
   250,000     Aokam Perdana Berhad, 3.50%, 6/13/04. . . . . .       201,250
                                                                  -------------

               MEXICO - 0.69%
   150,000     Grupo Industrial Durango, 12.625%, 8/01/03. . .       162,750
                                                                  -------------

               PHILIPPINES - 2.32%
   500,000     Buang Private Power Corp., 10.17%, 3/15/08. . .       543,750
                                                                  -------------

               SOUTH AFRICA - 3.46%
   250,000     Liberty Life International, 6.50%, 9/30/04. . .       308,125
   520,000     Samancor Overseas Financing, 7.00%, 6/30/04 . .       505,700
                                                                  -------------
                                                                     813,825
                                                                  -------------

               TAIWAN - 1.08%
   250,000     Macronix International Co., 1.00%, 2/04/07. . .       254,063
                                                                  -------------

               THAILAND - 3.40%
   840,000     Finance One Plc., 2.00%, 8/31/01. . . . . . . .       672,000
   150,000     Tanayong Public Co., Ltd., 3.50%, 3/01/04 . . .       127,313
                                                                  -------------
                                                                     799,313
                                                                  -------------

               UNITED KINGDOM - 1.18%
   500,000     Diamond Cable Co., 2/15/07 (c). . . . . . . . .       277,500
                                                                  -------------

               UNITED STATES - 19.99%
   500,000     Allied Waste North America, 10.25%, 12/01/06 (b)      520,800
   500,000     Cinemark USA, Inc., 9.625%, 8/01/08 . . . . . .       505,000
   500,000     Empress River Casino Finance, 10.75%, 4/01/02 .       528,750
   250,000     Forcenergy, Inc., 8.50%, 2/15/07 (b). . . . . .       232,500
   500,000     Grand Union Co., 12.00%, 9/01/04. . . . . . . .   $   498,750
   400,000     Majestic Star Casino, 12.75%, 5/15/03 . . . . .       434,000
   255,000     Paging Network, 11.75%, 5/15/02 . . . . . . . .       270,937
   500,000     PriCellular Corp., Cl. A, 10/01/03 (c). . . . .       450,000
   250,000     Schuller International Group, 10.875%, 12/15/04       272,188
   500,000     Twin Laboratories Inc., 10.25%, 5/15/06 . . . .       510,000
   250,000     United Meridian Corp., 10.375%, 10/15/05. . . .       267,500
   200,000     U.S. Can Corp., 10.125%, 10/15/06 (b) . . . . .       205,000
                                                                  -------------
                                                                   4,695,425
                                                                  -------------

TOTAL CORPORATE DEBENTURES (Cost $10,995,760). . . . . . . . .   $ 11,219,136
                                                                  -------------

               GOVERNMENT BONDS - 46.02%
               ARGENTINA - 7.68%
   800,000     Argentina Discount, 6.375%, 3/31/23 . . . . . .   $   647,000
   242,500     Argentina FRB, Series L, 6.75%, 3/31/05 (a) . .       217,492
 1,500,000     Argentina Par, Series L-GP, 5.50%, 3/31/23. . .       939,375
                                                                  -------------
                                                                   1,803,867
                                                                  -------------

               BRAZIL - 11.94%
   715,891     Brazil C, 8.00%, 4/15/14 (f). . . . . . . . . .       528,864
 1,321,644     Brazil C, Series L, 8.00%, 4/15/14 (f). . . . .       976,365
   900,000     Brazil DCB, Series L, 6.563%, 4/15/12 (a) . . .       707,625
   700,000     Brazil New Money Bond, 6.563%, 4/15/09. . . . .       591,500
                                                                  -------------
                                                                   2,804,354
                                                                  -------------

               BULGARIA - 3.55%
 1,400,000     Bulgaria Discount, Series A, 6.563%, 7/28/24 (a)      833,000
                                                                  -------------

               MEXICO - 12.25%
 1,000,000     Mexico Discount, Series B, 6.375%, 12/31/19 . .       880,000
   750,000     Mexico Discount, Series D, 6.352%, 12/31/19 . .       653,437
 1,900,000     Mexico Par, Series B, 6.25%, 12/31/19 . . . . .     1,344,250
                                                                  -------------
                                                                   2,877,687
                                                                  -------------

               MOROCCO - 2.95%
   800,000     Morocco Reconstruction & Consolidation
                Agreement, Series A, 6.375%, 1/01/09 (a). . .        692,000
                                                                  -------------

               PANAMA - 1.72%
   505,000     Panama PDI, 6.563%, 7/17/16 . . . . . . . . . .       404,000
                                                                  -------------

               RUSSIA - 1.33%
   400,000     Vnesheconombank Loan, 11/29/26 (e). . . . . . .       312,500
                                                                  -------------

               VENEZUELA - 4.60%
 1,250,000     Venezuela DCB Trust, 6.50%, 12/18/07. . . . . .     1,081,250
                                                                  -------------

TOTAL GOVERNMENT BONDS (Cost $9,603,517) . . . . . . . . . . .   $ 10,808,658
                                                                  -------------

Shares
------
               OTHER - 3.14%
               HONG KONG - 2.19%
    20,000     Swire Pacific Offshore, 9.33% . . . . . . . . .   $   515,000
                                                                  -------------


                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                        DESCRIPTION                             VALUE
---------                      -----------                             -----

               MEXICO - 0.00%
 1,538,000     Mexican Value Recovery Rights (d) . . . . . . .    $         0
   500,000     Mexico-Ser. B Warrants (d). . . . . . . . . . .              0
                                                                   ------------
                                                                            0
                                                                   ------------

               SOUTH AFRICA - 0.90%
    24,185     Bidvest Group Ltd. (d). . . . . . . . . . . . .        147,736
     1,160     Bidvest Group Ltd. Rights . . . . . . . . . . .             74
     7,435     Fedsure Holdings Ltd. . . . . . . . . . . . . .         62,239
                                                                   ------------
                                                                      210,049
                                                                   ------------

               UNITED STATES - 0.05%
       500     IHF Holdings-Ser. I Warrants (b). . . . . . . .         12,500
                                                                   ------------

TOTAL OTHER SECURITIES (Cost $702,343) . . . . . . . . . . . .    $   737,549
                                                                   ------------

TOTAL INVESTMENTS (Cost $21,301,620) . . . . . .         96.93%  $ 22,765,343
Other Assets Less Liabilities. . . . . . . . . .          3.07%       721,493
                                                     -----------  ------------
NET ASSETS . . . . . . . . . . . . . . . . . . .        100.00%  $ 23,486,836
                                                     -----------  ------------
                                                     -----------  ------------

----------------------
(a)  Floating rate security.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Debt obligations initially issued in zero coupon form which converts to coupon form at specified rate and date.
(d)  Non-income producing security.
(e)  Zero coupon.
(f)  Payment-in-kind security.


                 See Notes to Financial Statements on Pages 13 and 14

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Value (Cost of $21,301,620). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    22,765,343
  Receivable for Securities Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           250,388
  Dividends, Interest Receivable and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           557,398
                                                                                                                   ----------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,573,129
                                                                                                                   ----------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10,243
  Due to Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            63,859
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12,191
                                                                                                                   ----------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            86,293
                                                                                                                   ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    23,486,836
                                                                                                                   ----------------
                                                                                                                   ----------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    22,023,107
  Net Unrealized Appreciation on Investment and Foreign Currency Transactions. . . . . . . . . . . . . . . . . .         1,463,729
                                                                                                                   ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    23,486,836
                                                                                                                   ----------------
                                                                                                                   ----------------



------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        16,268
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           896,335
  Other Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,597
                                                                                                                   ----------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           920,200
                                                                                                                   ----------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            88,516
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            22,129
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,022
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,023
                                                                                                                   ----------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           124,690
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (41,707)
                                                                                                                   ----------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            82,983
                                                                                                                   ----------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           837,217
                                                                                                                   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net Realized Gain (Loss) from:
    Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           977,027
    Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (8,465)
  Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions . . . . . . . . . . . .          (188,017)
                                                                                                                   ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . .           780,545
                                                                                                                   ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     1,617,762
                                                                                                                   ----------------
                                                                                                                   ----------------


                 See Notes to Financial Statements on Pages 13 and 14

------------------------------------------------------------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              FOR THE             FOR THE
                                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                                          MARCH 31, 1997+    SEPTEMBER 30, 1996
                                                                                         ------------------  -------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $       837,217     $     1,718,740
  Net Realized Gain from Investment and Foreign Currency Transactions. . . . . . . . .           968,562             859,124
  Net Change in Unrealized Appreciation on Investments, Foreign Currencies and
    Forward Foreign Currency Contracts . . . . . . . . . . . . . . . . . . . . . . . .          (188,017)          1,621,753
                                                                                          -----------------   -------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . .         1,617,762           4,199,617
                                                                                          -----------------   -------------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,545,921          10,592,611
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (9,420,002)        (18,052,538)
                                                                                          -----------------   -------------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . . . . . . . . . . .         2,125,919          (7,459,927)
                                                                                          -----------------   -------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         3,743,681          (3,260,310)

NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,743,155          23,003,465
                                                                                          -----------------   -------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   23,486,836     $    19,743,155
                                                                                          -----------------   -------------------
                                                                                          -----------------   -------------------


------------------------------------------------------------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data  for the periods indicated for the Global High Yield Securities Portfolio.

                                                                                                        FOR THE PERIOD
                                                                                FOR THE YEAR ENDED     DECEMBER 14, 1993
                                                              FOR THE              SEPTEMBER 30,       (COMMENCEMENT OF
                                                           SIX MONTHS ENDED  ----------------------     OPERATIONS) TO
                                                           MARCH 31, 1997+     1996           1995    SEPTEMBER 30, 1994
                                                           ----------------  -------        -------   ------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . .             $23,487         $19,743        $23,003       $14,729
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . .               7.57%*          8.78%          9.63%         6.44%*
    Expenses . . . . . . . . . . . . . . . . . .               0.75%*          0.75%          0.75%         0.75%*
    Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust . . . . . . . . . . . . . . .               0.38%*          0.44%          0.45%         0.59%*
  Portfolio Turnover Rate. . . . . . . . . . . .                 85%            207%           169%          347%

------------------
+   Unaudited
*   Annualized


                 See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Global High Yield Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on December 14, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments are carried at fair market value as determined by independent pricing services at the end of each business day. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded by the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.


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GLOBAL HIGH YIELD SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $22,129.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.80 of 1% of the Portfolio's average daily net assets. For the six months ended March 31, 1997, this fee aggregated $88,516.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.75 of 1% of the average daily net assets of the Portfolio. For the six months ended March 31, 1997, expenses of the Portfolio have been reduced $41,707.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1997, were $21,056,807 and $18,142,531, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 1997 was $21,364,690. The aggregate gross unrealized appreciation for all investments was $1,630,990 and the aggregate gross unrealized depreciation for all investments was $230,337.

NOTE 4--CREDIT RISKS
Although the Portfolio's investments are diversified, the Portfolio invests in primarily high yield, non-investment grade debt securities issued in many of the world's securities markets. Investments in higher yielding securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


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BT INVESTMENT FUNDS
GLOBAL HIGH YIELD SECURITIES FUND




INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



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For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                             ----------------------------